Investments in associates (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($) share $ / shares	Dec. 31, 2018 CAD ($)
Disclosure of associates [line items]
Investments in associates		$ 103,640	$ 304,911
Impairment of investments in associates		$ 12,500	$ 0
Osisko Mining [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate		15.90%	16.70%
Investments in associates		$ 7,700	$ 18,000
Shares held in associates | share		45,969,569
Osisko Mining [Member] | Windfall Lake project [Member] | Top of range [member]
Disclosure of associates [line items]
NSR Royalty Percentage		2.00%
Osisko Mining [Member] | Windfall Lake project [Member] | Bottom of range [member]
Disclosure of associates [line items]
NSR Royalty Percentage		3.00%
Osisko Metals Incorporated [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate		17.90%	12.70%
Investments in associates		$ 7,800	$ 3,000
Shares held in associates | share		29,877,397
Osisko Metals Incorporated [Member] | Pine Point Mining Camp [Member] | Events After Reporting Period [Member]
Disclosure of associates [line items]
NSR Royalty Percentage	1.50%
Purchase price, acquisition of royalty	$ 6,500
Osisko Metals Incorporated [Member] | Bathurst Mining Camp [Member]
Disclosure of associates [line items]
NSR Royalty Percentage		1.00%
Falco [Member]
Disclosure of associates [line items]
Impairment of investments in associates		$ 12,500
Impairment of investments in associates, net of income taxes		$ 10,800
Dalradian Resources Inc. [Member]
Disclosure of associates [line items]
Cash consideration per common share | $ / shares		$ 1.47